Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Summary of useful life for property, plant and equipment
Depreciation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful economic life of that asset as follows:

Computers and equipment	3 - 5 years
Fixtures and fittings	5 years
Leasehold improvement fittings	Over the lease term
Motor vehicles	5 years

2020	Computers & Equipment £’000	Fixtures & Fittings £’000	Motor Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2019	£14,679	£10,158	£9	£1,157	£26,003
Additions	4,203	2,803	—	359	7,365
On acquisition of subsidiary / business	143	67	—	—	210
Inflation adjustment	16	—	—	—	16
Disposals	(1,230)	(709)	—	—	(1,939)
Disposals costs from subsidiary disposal	(74)	(269)	—	—	(343)
Transfers	—	1,193	—	(1,193)	—
Effect of foreign exchange translations	(239)	(61)	—	—	(300)
At 30 June 2020	£17,498	£13,182	£9	£323	£31,012

Depreciation
At 1 July 2019	£10,387	£5,028	£9	£—	£15,424
Charge for the year	2,800	2,016	—	—	4,816
Disposals	(1,174)	(614)	—	—	(1,788)
Disposals depreciation from subsidiary disposal	(15)	(15)	—	—	(30)
Effect of foreign exchange translations	(97)	(60)	—	—	(157)
At 30 June 2020	£11,901	£6,355	£9	£—	£18,265
Net book value
At 30 June 2020	£5,597	£6,827	£—	£323	£12,747

2019	Computers & Equipment £’000	Fixtures & Fittings £’000	Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2018	£12,355	£8,171	£20	£164	£20,710
Additions	2,856	2,055	—	1,157	6,068
Inflation adjustment	145	—	—	—	145
Disposals	(494)	(106)	(11)	—	(611)
Transfers	—	164	—	(164)	—
Effect of foreign exchange translations	(183)	(126)	—	—	(309)
At 30 June 2019	£14,679	£10,158	£9	£1,157	£26,003

Depreciation
At 1 July 2018	£8,477	£3,629	£20	£—	£12,126
Charge for the year	2,460	1,543	—	—	4,003
Disposals	(477)	(89)	(11)	—	(577)
Effect of foreign exchange translations	(73)	(55)	—	—	(128)
At 30 June 2019	£10,387	£5,028	£9	£—	£15,424
Net book value
At 30 June 2019	£4,292	£5,130	£—	£1,157	£10,579

Summary of useful life for intangible assets
Except for goodwill, intangible assets are amortised on a straight-line basis in the statement of comprehensive income over their estimated useful lives, from the date they are available for use.

Client relationship	5 - 10 years
Trade name	5 years
Supplier relationships	5 years
Non-compete agreement	3 years
Computer software	3 - 10 years
Licences	Shorter of licence period and up to 3 years
Software - own work capitalised	3 - 5 years